Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Parenthetical) (Detail) - Restricted Share Units [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 700	$ 0
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 4,300	$ 1,300